FINANCIAL RESULT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RESULT
Finance income	€ 66	€ 1,888	€ 19,685
thereof fair value changes of warrants		1,028
thereof interest income and similar proceeds	66	860	3,883
thereof gain from loan extinguishment			15,802
Finance expenses	(72,244)	(5,712)	(10,091)
thereof fair value changes of warrants and derivatives	(25,920)
thereof modification loss XJ Harbour Set-off agreement	(34,337)
thereof change in estimate XJ host liability	(8,451)
thereof interest portion of lease payments	(585)	(641)	(103)
thereof interest expense	(2,951)	(5,071)	(9,988)
Financial result	€ (72,178)	€ (3,824)	€ 9,594